Income Taxes - Income (Loss) before Income Taxes Earned within and outside the United States (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
United States									$ 17,522	$ 25,228	$ 49,193
Outside of the United States									(65,135)	(25,597)	(1,351)
Income (loss) before income taxes	$ (31,818)	$ (6,460)	$ (39,171)	$ 29,836	$ 24,386	$ 10,937	$ (25,914)	$ (9,778)	$ (47,613)	$ (369)	$ 47,842